Exhibit 99.1

Huntington Auto Trust 2015-1
	Collection Period Beginning Date		12/1/2015
	Collection Period Ending Date		12/31/2015
	Collection Period		7
	Payment Date		1/15/2016

	1. DEAL SUMMARY
		Ratio	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	2.5%	$14,264,287.76	$14,264,287.76	$—
(2)	Class A-2 Notes	31.5%	$180,000,000.00	$9,113,882.67	$170,886,117.33
(3)	Class A-3 Notes	48.5%	$277,300,000.00	$—	$277,300,000.00
(4)	Class A-4 Notes	13.1%	$75,000,000.00	$—	$75,000,000.00
(5)	Class B Notes	1.6%	$9,370,000.00	$—	$9,370,000.00
(6)	Class C Notes	1.5%	$8,630,000.00	$—	$8,630,000.00
(7)	Class D Notes	1.3%	$7,500,000.00	$—	$7,500,000.00
(8)	Total Note Balance	100.0%	$572,064,287.76	$23,378,170.43	$548,686,117.33
(9)	Overcollateralization		$3,750,000.00	$—	$3,750,000.00
(10)	Reserve Account Balance		$1,875,000.00	$—	$1,875,000.00
(11)	Net Pool Balance		$575,814,287.76	$23,378,170.43	$552,436,117.33
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.35000%	$14,264,287.76	$4,299.10
(13)	Class A-2 Notes		0.76000%	$180,000,000.00	$114,000.00
(14)	Class A-3 Notes		1.24000%	$277,300,000.00	$286,543.33
(15)	Class A-4 Notes		1.64000%	$75,000,000.00	$102,500.00
(16)	Class B Notes		1.95000%	$9,370,000.00	$15,226.25
(17)	Class C Notes		2.15000%	$8,630,000.00	$15,462.08
(18)	Class D Notes		2.74000%	$7,500,000.00	$17,125.00
(19)				$572,064,287.76	$555,155.76
	2. AVAILABLE FUNDS
(20)	Interest Collections		$2,369,312.79
(21)	Principal Collections		$14,315,285.28
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$8,672,170.99
(24)	Liquidation Proceeds		$139,252.28
(25)	Recoveries		$29,274.81
(26)	Investment Earnings		$—
(27)	Total Collections		$25,525,296.15
(28)	Reserve Account Draw Amount		$—
(29)	Net Cap Receipt (Class A-2B)		$—
(30)	Net Cap Receipt (Class A-3B)		$—
(31)	Total Net Cap Receipt		$—
(32)	Total Available Funds		$25,525,296.15
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(33)	Servicing Fees	1.00%	$479,845.24	$479,845.24	$—
(34)	Class A-1 Notes Interest		$4,299.10	$4,299.10	$—
(35)	Class A-2 Notes Interest		$114,000.00	$114,000.00	$—
(36)	Class A-3 Notes Interest		$286,543.33	$286,543.33	$—
(37)	Class A-4 Notes Interest		$102,500.00	$102,500.00	$—
(38)	First Allocation of Principal		$—	$—	$—

(39)	Class B Notes Interest		$15,226.25	$15,226.25	$—
(40)	Second Allocation of Principal		$3,498,170.43	$3,498,170.43	$—
(41)	Class C Notes Interest		$15,462.08	$15,462.08	$—
(42)	Third Allocation of Principal		$8,630,000.00	$8,630,000.00	$—
(43)	Class D Notes Interest		$17,125.00	$17,125.00	$—
(44)	Fourth Allocation of Principal		$7,500,000.00	$7,500,000.00	$—
(45)	Reserve Account Deposit		$—	$—	$—
(46)	Regular Principal Distribution Amount		$3,750,000.00	$3,750,000.00	$—
(47)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(48)	Remaining Funds to Certificate Holders		$1,112,124.72	$1,112,124.72	$—
			$25,525,296.15	$25,525,296.15
(49)	Principal Payment		$—
(50)	First Allocation of Principal		$—
(51)	Second Allocation of Principal		$3,498,170.43
(52)	Third Allocation of Principal		$8,630,000.00
(53)	Fourth Allocation of Principal		$7,500,000.00
(54)	Regular Principal Distribution Amount		$3,750,000.00
(55)	Total Principal		$23,378,170.43
	4. POOL INFORMATION
(56)	Pool Balance		$552,436,117.00
(57)	Number of Receivables Outstanding		43,966
(58)	Weighted Average Contract Rate		4.87%
(59)	Weighted Average Maturity		46.31
	5. OVERCOLLATERALIZATION INFORMATION
(60)	Specified Reserve Account Balance		1,875,000.00
(61)	Initial Target Over Collateralization Amount		$5,625,000.00
(62)	Target Over Collateralization Amount		$3,750,000.00
(63)	Beginning Period O/C Amount		$3,750,000.00
(64)	Ending Period O/C Amount		$3,750,000.00
(65)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(66)	Specified Reserve Account Balance		$1,875,000.00
(67)	Beginning Reserve Account Balance		$1,875,000.00
(68)	Reserve Account Deposits		$—
(69)	Reserve Account Earnings
(70)	Distribute Earnings Collection Account		$—
(71)	Reserve Account Draws		$—
(72)	Ending Reserve Account Balance		$1,875,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$251,441.88	38	$6,616.89
(74)	Recoveries for Collection Period		$29,274.81	15	$1,951.65
(75)	Net Losses for Collection Period		222,167.07
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$1,160,435.09
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.15%

		12/31/2015	11/30/2015	10/31/2015	9/30/2015
(79)	Pool Balance at end of collection period	$552,436,117	$575,814,288	$598,459,212	$622,392,760
(80)	Number of receivables outstanding	43,966	44,846	45,660	46,553
(81)	Average month end Pool Balance	$564,125,203	$587,136,750	$610,425,986	$634,827,001
(82)	Realized Losses for Collection Period	$251,442	$345,964	$178,606	$265,433
(83)	Recoveries for Collection Period	$29,275	$36,419	$10,040	$6,720
(84)	Net Losses for Collection Period	$222,167	$309,545	$168,566	$258,713
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.535%	0.707%	0.351%	0.502%
(86)	Net Losses to Average Pool Balance (annualized)	0.473%	0.633%	0.331%	0.489%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.48%

		12/31/2015	11/30/2015	10/31/2015	9/30/2015
(88)	Receivables 31-59 Days Delinquent	$4,576,798.22	$3,868,744.17	$3,747,481.92	$4,173,105.01
(89)	$ As % of Ending Pool Balance	0.828%	0.672%	0.626%	0.67%
(90)	# of Receivables	356	284	274	297
(91)	# As % of Ending Pool # of Receivables	0.810%	0.633%	0.600%	0.638%
(92)	Receivables 60-89 Days Delinquent	$961,742.79	$912,902.74	$892,846.43	$766,620.16
(93)	$ As % of Ending Pool Balance	0.174%	0.159%	0.149%	0.123%
(94)	# of Receivables	77	62	71	67
(95)	# As % of Ending Pool # of Receivables	0.175%	0.138%	0.155%	0.144%
(96)	Receivables 90 - 119 Days Delinquent	$291,623.73	$319,671.04	$378,825.58	$259,986.70
(97)	$ As % of Ending Pool Balance	0.053%	0.056%	0.063%	0.042%
(98)	# of Receivables	23	31	34	30
(99)	# As % of Ending Pool # of Receivables	0.052%	0.069%	0.074%	0.064%
(100)	Receivables 120+ Days Delinquent	$93,624.83	$118,707.75	$88,527.28	$65,965.42
(101)	$ As % of Ending Pool Balance	0.017%	0.021%	0.015%	0.011%
(102)	# of Receivables	6	12	9	4
(103)	# As % of Ending Pool # of Receivables	0.014%	0.027%	0.020%	0.009%
(104)	Total Delinquencies	$5,923,789.57	$5,220,025.70	$5,107,681.21	$5,265,677.29
(105)	$ As % of Ending Pool Balance	1.072%	0.907%	0.853%	0.846%
(106)	# of Receivables	462	389	388	398
(107)	# As % of Ending Pool # of Receivables	1.051%	0.867%	0.850%	0.855%
(108)	Total Repossession	$470,583.28	$394,578.88	$344,325.23	$495,963.83
(109)	# of Receivables	26	36	30	31

The Huntington National Bank, as Servicer, has delivered this information as required pursuant to Section 5.06 of the Sale and Servicing Agreement. The information is complete and accurate in all material aspects. No Event of Default, Servicer Termination Event has occurred and is continuing, except as noted in the Servicer’s Monthly Certificate, as certified by:

Name: Kim Taylor
Title: Senior Vice President
January 12, 2016